Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 1,335	$ 375
Dividends payable	2,220	0
Accrued liabilities	836	0
Accounts payable and accrued liabilities	$ 4,391	$ 375